Common Stock (Tables)	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Summary of Stockholders' Equity Note, Warrants or Rights

	Date of Issue	Shares	Exercise Price	Fair Value at Issuance, Net	Expiration
February 2021		6,298,304	$0.01	$21,971	March 24, 2025
March, August and October 2020		3,527,241	$0.01	7,212	March 24, 2025

Total		9,825,545		$29,183

Summary of Fair Value Measurements Inputs
The following assumptions were used to calculate the fair value of the common stock warrants issued:

Expected term	3.0 years
Expected volatility	42.9%
Risk-free interest rate	0.18%-0.41%
Expected dividends	0.0%

Schedule Of Common Stock Shares Reserved For Future Issuance

	As of December 31,
	2021	2020
Common stock warrants	12,325,545	3,536,257
Stock options and RSUs, issued and outstanding	15,257,453	10,167,927
Common stock authorized for future issuance	(493)	874,144

	27,582,505	14,578,328